Commitments, Guarantees and Pledged Assets - Summary of Contract Amounts of Credit-Related Arrangements (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Disclosure of commitments and contingencies [Line Items]
Credit related commitments	$ 312,778	$ 300,395
Securities lending [member]
Disclosure of commitments and contingencies [Line Items]
Credit related commitments	44,220	51,550
Unutilized credit commitments [member]
Disclosure of commitments and contingencies [Line Items]
Credit related commitments	241,038	224,746
Backstop liquidity facilities [member]
Disclosure of commitments and contingencies [Line Items]
Credit related commitments	10,870	10,520
Standby and performance letters of credit [member]
Disclosure of commitments and contingencies [Line Items]
Credit related commitments	13,489	13,242
Documentary and commercial letters of credit [member]
Disclosure of commitments and contingencies [Line Items]
Credit related commitments	224	199
Other commitments to extend credit [Member]
Disclosure of commitments and contingencies [Line Items]
Credit related commitments	$ 2,937	$ 138